Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow from operating activities
Net loss	$ (41,446,038)	$ (73,880,982)	$ (33,814,719)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,587,348	8,691,138	10,044,644
Loss on disposal of assets	32,120		566,676
Share-based, compensation, net	11,280,399	35,660,544	1,991,884
Interest expense-income, net	8,608,879	3,680,822	5,910,128
Fair value gain on derivative instrument	(1,381,157)
Foreign exchange gains	(720,095)	(396,626)	(2,726,407)
Provision for inventory obsolescence	18,244	316,664	62,805
Other non-cash	834,078	(17,293)	1,542,985
Changes in operating assets and liabilities:
Account receivable	(300,298)	(15,164)	186,796
Inventories	21,075	265,103	657,574
Other current assets	933,388	977,967	96,027
Accounts payable	2,425,634	(1,145,470)	(777,408)
Deferred revenue	284,104	294,840	221,803
Accrued expenses and other current liabilities	1,041,067	491,393	1,171,435
Net cash used in operating activities	(14,781,252)	(25,077,064)	(14,865,777)
Cash flow from investing activities
Purchase of vehicles			(4,086,670)
Purchase of property and equipment	(485,329)	(332,354)	(652,374)
Purchase of intangible assets	(56,402)	(706,924)	(102,150)
Proceeds from disposal of property and equipment			21,306
Net cash used in investing activities	(541,731)	(1,039,278)	(4,819,888)
Cash flow from financing activities
Repurchases of shares	(367,632)
Net proceeds from reverse acquisition			29,629,196
Proceeds from issuance of convertible notes	19,929,687	18,000,000	7,500,000
Proceeds from exercise of employee share options	167,930
Repayment of convertible notes		(930,000)
Repayment of term loans	(1,750,000)	(5,138,890)	(7,201,820)
Re-purchase of warrants		(89,970)	(1,315,222)
Net cash generated from financing activities	17,979,985	11,841,140	28,612,154
Increase/(Decrease) in cash and cash equivalents	2,657,002	(14,275,202)	8,926,489
Net increase/(decrease) in cash and cash equivalents	2,657,002	(14,275,202)	8,926,489
Cash and cash equivalents at beginning of the year	5,148,857	19,424,059	10,497,570
Cash and cash equivalents at ending of the year	7,805,859	5,148,857	19,424,059
Supplemental disclosures of cash flow information:
Interest paid, net	(7,020,300)	(5,284,030)	(447,730)
Conversion of convertible notes into shares	$ 2,220,431	$ 2,000,000